CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2021		2,600,000	10,675	400	84,672,258
Balance at Dec. 31, 2021	$ 393,195	$ 26	$ 0	$ 0	$ 847	$ 982,537	$ 71	$ (590,286)
Net income	61,649							61,649
Issuance of stock, shares					820,000
Issuance of stock	4,980				$ 8	4,972
Issuance of Restricted Stock and Compensation Cost, shares (Note 8(h))					1,470,000
Issuance of Restricted Stock and Compensation Cost (Note 8(h))	4,931				$ 15	4,916
Stock Repurchased, shares					(191,055)
Stock Repurchased	(928)				$ (2)	(926)
Dividends on Preferred Stock (Note 8(b))	(2,884)							(2,884)
Dividends on Common Stock (Note 8(f))	(38,839)							(38,839)
Other comprehensive income/(loss)	1						1
Balance, shares at Jun. 30, 2022		2,600,000	10,675	400	86,771,203
Balance at Jun. 30, 2022	422,105	$ 26	$ 0	$ 0	$ 868	991,499	72	(570,360)
Balance, shares at Dec. 31, 2022		2,600,000	10,675	400	102,653,619
Balance at Dec. 31, 2022	487,328	$ 26	$ 0	$ 0	$ 1,027	1,061,015	253	(574,993)
Net income	33,077							33,077
Issuance of Restricted Stock and Compensation Cost, shares (Note 8(h))					1,750,000
Issuance of Restricted Stock and Compensation Cost (Note 8(h))	4,826				$ 18	4,808
Issuance of Common Stock, shares (Notes 8(e))					2,033,613
Issuance of Common Stock (Notes 8(e))	7,733				$ 20	7,713
Dividends on Preferred Stock (Note 8(b))	(2,884)							(2,884)
Dividends on Common Stock (Note 8(f))	(31,931)							(31,931)
Dividends in kind (Note 8(g))	(10,761)							(10,761)
Other comprehensive income/(loss)	0
Balance, shares at Jun. 30, 2023		2,600,000	10,675	400	106,437,232
Balance at Jun. 30, 2023	$ 487,388	$ 26	$ 0	$ 0	$ 1,065	$ 1,073,536	$ 253	$ (587,492)